ACQUISITIONS - Narrative (FY) (Details) $ in Thousands					3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 21, 2017 USD ($)	Mar. 06, 2017 USD ($)	Feb. 03, 2017 USD ($)	Nov. 30, 2016 USD ($) Country Employee	Mar. 31, 2017 USD ($)	Mar. 21, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 04, 2017 USD ($)	Oct. 02, 2017 USD ($)	Apr. 05, 2017 USD ($)	Mar. 14, 2017 USD ($)	Mar. 13, 2017 USD ($)	Dec. 14, 2016 USD ($)	Nov. 30, 2016 € / shares	Nov. 17, 2016 USD ($)	Aug. 01, 2016 USD ($)	May 05, 2016 USD ($)
Business Acquisition [Line Items]
Cash payment for acquisition								$ 1,006,207	$ 904,695	$ 135,231
Stock used for acquisition								25,500	534,679	0
Cash acquired from acquisition								35,408	186,903	$ 5,681
Deposit in escrow								0	744,748
Acquisition of Faiveley Transport noncontrolling interest									760,599
Goodwill adjustment							$ 18,959
Goodwill							2,412,554	2,460,103	2,078,765
Freight Segment
Business Acquisition [Line Items]
Goodwill adjustment							5,252
Goodwill							716,500	718,958	550,902
Transit Segment
Business Acquisition [Line Items]
Goodwill adjustment							13,707
Goodwill							1,696,054	1,741,145	1,527,863
Faiveley Transport
Business Acquisition [Line Items]
Annual sales of Faiveley				$ 1,200,000
Number of employees (more than) | Employee				5,700
Number of countries Faiveley operates in | Country				24
Purchase price per share (in euros per share) | € / shares																	€ 100
Percentage of share capital acquired (as a percent)				51.00%
Percentage of voting interests in Faiveley (as a percent)	100.00%	22.00%	27.00%	49.00%		100.00%
Number of common shares issued for conversion of one acquiree common share				1.1538
Percentage of additional share capital outstanding (as a percent)		21.00%	27.00%
Cash payment for acquisition	$ 17,500	$ 303,200	$ 411,800
Stock used for acquisition		$ 300	$ 25,200
Percentage of share capital owned (as a percent)	100.00%	99.00%	78.00%			100.00%
Total purchase price (as a percent)	100.00%	98.00%	76.00%	100.00%		100.00%
Business combination, consideration transferred				$ 1,507,000		$ 1,507,000
Deposit in escrow									$ 744,700
Acquisition of Faiveley Transport noncontrolling interest					$ 8,900
Adjustment for change in value of current liabilities								65,300
Adjustment for changes in receivables	$ 439,631			439,631		439,631
Adjustment for changes in liabilities	819,493			819,493		819,493
Adjustment to other noncurrent assets								30,000
Goodwill adjustment								74,100
Accrued compensation assumed within other liabilities				25,900			25,900
Goodwill	1,262,350			1,262,350		1,262,350
Faiveley Transport | Fair Value of Receivables | Restatement Adjustment
Business Acquisition [Line Items]
Adjustment for changes in receivables								2,800
Faiveley Transport | Fair Value of Current Liabilities | Restatement Adjustment
Business Acquisition [Line Items]
Adjustment for changes in liabilities								36,200
Faiveley Transport | Fair Value of Assets Acquired and Liabilities Assumed | Restatement Adjustment
Business Acquisition [Line Items]
Adjustment for changes in receivables								64,300
Adjustment for changes in liabilities					$ 64,300			64,300
Faiveley Transport | Customer Relationships
Business Acquisition [Line Items]
Adjustment for change in value of customer relationships								21,800
Faiveley Transport | Freight Segment
Business Acquisition [Line Items]
Goodwill	72,000			72,000		72,000
Faiveley Transport | Transit Segment
Business Acquisition [Line Items]
Goodwill	$ 1,190,400			$ 1,190,400		$ 1,190,400
Faiveley Transport | Minimum
Business Acquisition [Line Items]
Percentage of business acquisition consideration payable in cash (as a percent)				25.00%
Faiveley Transport | Maximum
Business Acquisition [Line Items]
Percentage of business acquisition consideration payable in cash (as a percent)				45.00%
Melett
Business Acquisition [Line Items]
Goodwill											$ 22,501
Purchase price											73,956
Goodwill expected to be deductible for taxes											0
Acquired intangible assets											$ 39,259
TTC
Business Acquisition [Line Items]
Goodwill													$ 16,309
Purchase price													32,511
Goodwill expected to be deductible for taxes													16,300
Acquired intangible assets													$ 12,300
ATP
Business Acquisition [Line Items]
Goodwill															$ 29,034
Purchase price															65,254
Goodwill expected to be deductible for taxes														$ 31,900	29,000
Acquired intangible assets															$ 25,000
Workhorse
Business Acquisition [Line Items]
Goodwill																$ 22,273
Purchase price																43,827
Goodwill expected to be deductible for taxes																$ 9,200
Goodwill deductible for taxes (as a percent)																38.00%
Acquired intangible assets																$ 21,500
Precision Turbo
Business Acquisition [Line Items]
Goodwill																		$ 4,248
Purchase price																		13,853
Goodwill expected to be deductible for taxes																		4,200
Acquired intangible assets																		$ 5,200
Unitrac
Business Acquisition [Line Items]
Goodwill																				$ 2,442
Purchase price																				14,771
Goodwill expected to be deductible for taxes																				2,400
Acquired intangible assets																				$ 1,230
AM General
Business Acquisition [Line Items]
Goodwill												$ 12,943
Purchase price												10,416
Goodwill expected to be deductible for taxes												0
Acquired intangible assets												$ 12,097
Gerken
Business Acquisition [Line Items]
Goodwill																			$ 17,470
Purchase price																			62,847
Goodwill expected to be deductible for taxes																			0
Acquired intangible assets																			$ 30,560
Acquisitions other than Faiveley
Business Acquisition [Line Items]
Deposit in escrow							30,200	44,400
Acquired intangible assets							$ 103,900
Recent Acquisitions
Business Acquisition [Line Items]
Goodwill								1,389,600
Goodwill and other intangible assets								2,117,800
Acquired intangible assets								728,200
Recent Acquisitions | Trade Names
Business Acquisition [Line Items]
Acquired intangible assets								380,900
Recent Acquisitions | Intellectual Property
Business Acquisition [Line Items]
Acquired intangible assets								$ 5,000
Average useful life, years								20 years
Recent Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Acquired intangible assets								$ 336,900
Average useful life, years								20 years